Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Summary of significant accounting policies
VAT refund	$ 0		$ 300,000
Estimated useful life of land use right	50 years
Shipping and handling expenses	$ 15,725	$ 15,725
Government subsidy income tax	40,936	121,142
Government subsidy income	40,936	$ 426,629
Government subsidies received, equipment of energy projects	0		305,487	$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 220,212		$ 202,165
Maximum rate of VAT	13.00%
Percentage of VAT refund	70.00%
Effect of exchange rate on foreign currency translation	7.2203		7.2960
Maximum insured amount deposit in bank	$ 69,383
Average exchange rates	2,064		6.9718